Accounts Receivable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable
Accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2017 and 2016:

	At December 31,
In thousands of U.S. dollars	2017	2016
Scorpio MR Pool Limited	$27,720	$28,611
Scorpio LR2 Pool Limited	7,026	7,552
Scorpio Handymax Tanker Pool Limited	6,037	3,125
Scorpio LR1 Tanker Pool Limited	3,002	—
Scorpio Aframax Pool Limited	1,095	—
Scorpio Panamax Tanker Pool Limited	—	1,392
Receivables from the Scorpio Group Pools	44,880	40,680

Receivables from Navig8 Group Pools	14,625	—
Freight and time charter receivables	2,399	—
Insurance receivables	870	1,362
Other receivables	2,684	287
	$65,458	$42,329

Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited, Scorpio LR1 Tanker Pool Limited, Scorpio Aframax Pool Limited and Scorpio Panamax Tanker Pool Limited are related parties, as described in Note 17. Amounts due from the Scorpio Group Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year. The amounts receivable from the Scorpio Group Pools as of December 31, 2017 and 2016 include $25.7 million and $24.1 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Group Pools.
Receivables from Navig8 Group Pools represent amounts due from the Navig8 LR8 and Alpha8 pools for certain vessels that were acquired from NPTI which operated in such pools during the year ended December 31, 2017.
Freight and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. At December 31, 2017 and December 31, 2016, no material receivable balances were either past due or impaired.